Accrued Expenses and Other Current Liabilities (Details) - Schedule accrued expenses and other current liabilities - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Schedule accrued expenses and other current liabilities [Abstract]
Accrued payroll		$ 355,314	$ 312,044
Accrued rental fee			49,395
Dividends due to former shareholders of Zhejiang Jingyuxin	[1]	182,375	170,781
Accrued professional service fee			83,110
Other current liabilities		1,104,371	95,535
Accrued expenses and other current liabilities, net		$ 1,642,060	$ 710,865

[1]	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.